Loans and Borrowings	6 Months Ended
Jun. 30, 2022
Borrowings [abstract]
Loans and Borrowings
8	Loans and borrowings

	June 30, 2022	December 31, 2021
(in $ millions)	$	$
Non-current
Bank loans	63	55
Term loan	1,800	1,875
Lease liabilities	152	101
	2,015	2,031
Current
Bank loans	84	83
Term loan	39	39
Lease liabilities	30	22
	153	144
A significant portion of the bank loans are secured by the Group’s motor vehicles with a carrying amount of $234 million
(2021: $247 million) (see Note 4).
Terms and debt repayment schedule
Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
		%		$
Bank loans	SGD	1.5% to 2.16%	2022-2027	61
Bank loans	SGD	COF* + 1% to 1.1%	2022-2024	6
Bank loans	MYR	1.98% to 4.54%	2022-2027	28
Bank loans	IDR	9.9% to 11.5%	2022-2025	9
Bank loans	IDR	COF * + 1.75 % to 2.00%	2022-2025	10
Bank loans	THB	COF* + 7.0%	2022	33
Term loan	USD	5.5% (based on contractual terms)	2026	1,839
Lease liabilities	Multiple	3.45% to 10.25%	2022-2037	182

				2,168

*	cost of funds